KEYNOTE SERIES ACCOUNT

Supplement dated September 14, 2017

to the Prospectus and Statement of Additional Information dated May 1, 2017

Transamerica Partners Large Value Portfolio

Effective May 5, 2017, the following supplements the Prospectus and Statement of Additional Information:

Effective May 5, 2017, the Transamerica Partners Large Value Portfolio in which the Large Value Subaccount invests reorganized into the Class I3 shares of the Transamerica Large Value Opportunities Fund, a series of the Transamerica Funds.

Accordingly, all references to the Transamerica Partners Large Value Portfolio as the underlying investment of the Large Value Subaccount in the Prospectus and Statement of Additional Information are hereby amended to reflect the Transamerica Large Value Opportunities Fund as the underlying investment of the Large Value Subaccount. Additionally, all references to the Transamerica Partners Large Value Portfolio in Appendix A of the Prospectus and in the Statement of Additional Information are hereby deleted.

Furthermore, as a result of the underlying investment change, the Large Value Subaccount’s name changed to “Large Value Opportunities Subaccount,” and accordingly, all references to the Large Value Subaccount in the Prospectus and Statement of Additional Information are hereby replaced with “Large Value Opportunities Subaccount.”

Effective May 5, 2017, the following replaces in its entirety the “Large Value Portfolio” definition in the “Glossary” section of the Prospectus:

Large Value Opportunities Fund:  Transamerica Large Value Opportunities Fund, a series of Transamerica Funds.

Effective May 5, 2017, the following replaces in its entirety the estimated fees and expenses information for the “Large Value Portfolio” in the “Total Annual Portfolio/Fund Operating Expenses” section of the Prospectus:

Large Value Opportunities Fund

Management Fees	0.48%

Other Expenses	0.04%(2)

Acquired Fund Fees and Expenses	None

Total Annual Portfolio/Fund Operating Expenses	0.52%

Fee Waiver and/or Expense Reimbursement	0.02%(3)

Net Expenses	0.50%

(2)	Other expenses are based on estimates for the current fiscal year.

(3)

Contractual arrangements have been made with the Fund’s investment manager, TAM, through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.40% for Inflation-Protected Securities and Intermediate Bond Funds, 0.65% for Large Growth Fund, and 0.50% for Large Value Opportunities Fund, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a Fund during any of the previous 36 months if the Fund’s total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Effective May 5, 2017, the following is deleted from the “Transamerica Partners Portfolios” subsection in the “Keynote Series Account” section of the Prospectus:

Keynote Subaccount	Series of Transamerica Partners Portfolios
Keynote Large Value Subaccount	Transamerica Partners Large Value Portfolio

Large Value Portfolio: Seeks to provide long-term capital appreciation through investments in a diversified portfolio of common stocks of large-capitalization companies; current income is a secondary goal.

Effective May 5, 2017, the following is added to the “Transamerica Funds” subsection in the “Keynote Series Account” section of the Prospectus:

Keynote Subaccount	Series of Transamerica Funds
Keynote Large Value Opportunities Subaccount (formerly Keynote Large Value Subaccount)	Transamerica Large Value Opportunities Fund

Large Value Opportunities Fund:  Seeks to provide long-term capital appreciation. Current income is a secondary goal.

Transamerica Partners Balanced Portfolio

Effective September 15, 2017, the following supplements the Prospectus and Statement of Additional Information:

Effective September 15, 2017, the Transamerica Partners Balanced Portfolio in which the Balanced Subaccount invests will reorganize into the Class I3 shares of the Transamerica Balanced II Fund, a series of Transamerica Funds.

Accordingly, all references to the Transamerica Partners Balanced Portfolio as the underlying investment of the Balanced Subaccount in the Prospectus and Statement of Additional Information are hereby amended to reflect the Transamerica Balanced II Fund as the underlying investment of the Balanced Subaccount. Additionally, all references to the Transamerica Partners Balanced Portfolio in Appendix A of the Prospectus and in the Statement of Additional Information are hereby deleted.

Furthermore, as a result of the underlying investment change, the Balanced Subaccount’s name will change to “Balanced II Subaccount,” and accordingly, all references to the Balanced Subaccount in the Prospectus and Statement of Additional Information are hereby replaced with “Balanced II Subaccount.”

Effective September 15, 2017, the following replaces in its entirety the “Balanced Portfolio” definition in the “Glossary” section of the Prospectus:

Balanced II Fund:  Transamerica Balanced II Fund, a series of Transamerica Funds.

Effective September 15, 2017, the following replaces in its entirety the estimated fees and expenses information for the “Balanced Portfolio” in the “Total Annual Portfolio/Fund Operating Expenses” section of the Prospectus:

Balanced II Fund

Management Fees	0.48%

Other Expenses	0.13%(2)

Distribution and Service (12b-1) Fees	None

Acquired Fund Fees and Expenses	None

Total Annual Portfolio/Fund Operating Expenses	0.61%

Fee Waiver and/or Expense Reimbursement	0.11(3)

Net Expenses	0.50%

(2)	Other expenses are based on estimates for the current fiscal year.

(4)

Contractual arrangements have been made with the Fund’s investment manager, TAM, through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.40% for Inflation-Protected Securities and Intermediate Bond Funds, 0.65% for Large Growth Fund, 0.50% for Large Value Opportunities Fund, and 0.50% for Balanced II Fund, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a Fund during any of the previous 36 months if the Fund’s total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Effective September 15, 2017, the following is deleted from the “Transamerica Partners Portfolios” subsection in the “Keynote Series Account” section of the Prospectus:

Keynote Subaccount	Series of Transamerica Partners Portfolios
Keynote Balanced Subaccount	Transamerica Partners Balanced Portfolio

Balanced Portfolio: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.

Effective September 15, 2017, the following is added to the “Transamerica Funds” subsection in the “Keynote Series Account” section of the Prospectus:

Keynote Subaccount	Series of Transamerica Funds
Keynote Balanced II Subaccount (formerly Keynote Balanced Subaccount)	Transamerica Balanced II Fund

Balanced II Fund:  Seeks to provide a high total investment return.

Transamerica Partners Government Money Market Portfolio

Effective October 13, 2017, the following supplements the Prospectus and Statement of Additional Information:

Effective October 13, 2017, the Transamerica Partners Government Money Market Portfolio in which the Money Market Subaccount invests will reorganize into the Class I3 shares of the Transamerica Government Money Market Fund, a series of Transamerica Funds.

Accordingly, all references to the Transamerica Partners Government Money Market Portfolio as the underlying investment of the Money Market Subaccount in the Prospectus and Statement of Additional Information are hereby amended to reflect the Transamerica Government Money Market Fund as the underlying investment of the Money Market Subaccount. Additionally, all references to the Transamerica Partners Government Money Market Portfolio in Appendix A of the Prospectus and in the Statement of Additional Information are hereby deleted.

Furthermore, all references to the Money Market Subaccount in the Prospectus and Statement of Additional Information are hereby replaced with “Government Money Market Subaccount.”

Effective October 13, 2017, the following replaces in its entirety the “Money Market Portfolio” definition in the “Glossary” section of the Prospectus:

Government Money Market Fund:  Transamerica Government Money Market Fund, a series of Transamerica Funds.

Effective October 13, 2017, the following replaces in its entirety the estimated fees and expenses information for the “Money Market Portfolio” in the “Total Annual Portfolio/Fund Operating Expenses” section of the Prospectus:

	Government Money Market Fund

Management Fees	0.25%	(1)

Other Expenses	0.07%	(2)

Distribution and Service (12b-1) Fees	None

Acquired Fund Fees and Expenses	None

Total Annual Portfolio/Fund Operating Expenses	0.32%

Fee Waiver and/or Expense Reimbursement	0.02%	(3)

Net Expenses	0.30%

(1)

Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the Fund’s payment of a single management fee effective March 1, 2016.

(2)	Other expenses are based on estimates for the current fiscal year.

(3)

Contractual arrangements have been made with the Fund’s investment manager, TAM, through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.40% for Inflation-Protected Securities and Intermediate Bond Funds, 0.65% for Large Growth Fund, 0.50% for Large Value Opportunities Fund, 0.50% for Balanced II Fund, and 0.02% for Government Money Market Fund, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a Fund during any of the previous 36 months if the Fund’s total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Effective October 13, 2017, the “Transamerica Partners Portfolios” subsection in the “Keynote Series Account” section of the Prospectus is deleted in its entirety.

Effective October 13, 2017, the following is added to the “Transamerica Funds” subsection in the “Keynote Series Account” section of the Prospectus:

Keynote Subaccount	Series of Transamerica Funds
Keynote Government Money Market Subaccount	Transamerica Government Money Market Fund

Government Money Market Fund:  Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Transamerica Partners Portfolios

Effective October 13, 2017, all references to the Transamerica Partners Portfolios in the Prospectus and Statement of Additional Information are hereby deleted.

Please see the prospectus for the Transamerica Large Value Opportunities Fund, Transamerica Balanced II Fund, and Transamerica Government Money Market Fund for more information about the funds.

Investors Should Retain this Supplement for Future Reference